Related Party Transactions (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				$ 465,600,000	$ 185,800,000	$ 94,100,000
Due to Related Parties, Current				16,700,000
Allocation to Operating Subsidiaries of Expenses Directly Attributable, percent	100.00%			100.00%
Expenses allocated to the Operating Subsidiaries from the Company	1,900,000			2,300,000
Manager and management fee	10.00%			10.00%
Number of preceeding calendar years	3			3
Management/quarterly fee	1,782,000			5,996,000
Incentive fee			300,000
Distributions on RCS Holdings Class A Units Entitled to RCS Holdings LTIP Units	10.00%			10.00%
Fraction of LTIP to Vest on a Yearly Basis, beginning on the third anniversary of the commencement date				33.30%
Recognition Period for the OPP Fair Value, beginning on the grant date	three years			3 years
Number of Year Zero Coupon Bonds	2 years 0 months 73 days			2 years 4 months 24 days
Equity-based outperformance plan	700,000
American Realty Capital [Member]
Related Party Transaction [Line Items]
Revenue from related parties	186,100,000	204,700,000		713,500,000	257,300,000	140,800,000
Less: intercompany receivables	16,500,000			48,400,000	2,700,000
Parent [Member]
Related Party Transaction [Line Items]
Allocated operating expenses		700,000		800,000
Tax liability share agreement percent	85.00%			85.00%
ARC Advisory Services, LLC [Member]
Related Party Transaction [Line Items]
Allocated operating expenses	1,400,000			3,500,000
Allocated operating expenses payable	600,000			300,000
American National Stock Transfer [Member]
Related Party Transaction [Line Items]
Transfer agency services agreement term	10 years			10 years
OPP Award [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Percentage	33.30%		33.30%
Outperformance agreement, performance term				3 years
Grant date fair value	27,800,000			3,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.51%			0.55%
Expected dividend rate	3.50%			3.60%
Expected volatility rate	33.00%			30.00%
Equity-based outperformance plan	7,200,000			500,000
OPP Award [Member] | Manager [Member]
Related Party Transaction [Line Items]
Performance based award percentage, as percentage of the company's market capitalization				5.00%
Incentive Fee Benchmark One [Member] | Manager [Member]
Related Party Transaction [Line Items]
Calculated incentive fee percentage, of the difference in product and core earnings	20.00%			20.00%
Incentive Fee Benchmark Two [Member] | Manager [Member]
Related Party Transaction [Line Items]
Percentage fee for incentive calculation	8.00%			8.00%
ARC Advisory Services, LLC [Member]
Related Party Transaction [Line Items]
Available-for-sale Securities, Amortized Cost Basis				8,500,000
Trading Securities, Short-term Investments, Amortized Cost				$ 5,900,000
RCAP Holdings, LLC [Member]
Related Party Transaction [Line Items]
Decrease in Voting Power of Related Party, shares				3
RCAP Holdings, LLC [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Affilate ownership percentage				2.06%